OTHER NON-CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
OTHER NON-CURRENT LIABILITIES	OTHER NON-CURRENT LIABILITIES
The components of other non-current liabilities are as follows:

(US$ Millions)	Dec. 31, 2023	Dec. 31, 2022
Accounts payable and accrued liabilities	$694	$824
Lease liabilities(1)	1,243	1,049
Derivative liabilities	185	371
Provisions	12	7
Deferred revenue	26	21
Loans and notes payable	28	171
Total other non-current liabilities	$2,188	$2,443
(1)For the year ended December 31, 2023, interest expense relating to total lease liabilities (see Note 18, Accounts Payable And Other Liabilities for the current portion) was $84 million (2022 - $58 million).